Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
Communication Services - 2.8%
John Wiley & Sons, Inc. - Class A	39,707	$1,606,942
Nexstar Media Group, Inc.	5,597	1,106,751
		2,713,693

Consumer Discretionary - 8.0%
Bright Horizons Family Solutions, Inc. (a)	13,600	1,476,552
First Watch Restaurant Group, Inc. (a)	59,612	932,332
Modine Manufacturing Co. (a)	12,088	1,718,430
TopBuild Corp. (a)	2,081	813,380
Wyndham Hotels & Resorts, Inc.	19,924	1,591,927
YETI Holdings, Inc. (a)	36,777	1,220,261
		7,752,882

Consumer Staples - 3.1%
Guardian Pharmacy Services, Inc. - Class A (a)	66,381	1,741,174
Nomad Foods Ltd.	94,389	1,241,215
		2,982,389

Energy - 2.0%
Bristow Group, Inc. (a)	54,701	1,973,612

Financials - 17.2%
Assured Guaranty Ltd.	18,732	1,585,664
Bancorp, Inc. (a)	25,057	1,876,519
DigitalBridge Group, Inc. - Class A	81,618	954,930
Eastern Bankshares, Inc.	144,907	2,630,062
Horace Mann Educators Corp.	33,868	1,529,817
MGIC Investment Corp.	50,781	1,440,657
NCR Atleos Corp. (a)	45,366	1,783,337
Old National Bancorp	89,741	1,969,815
Prosperity Bancshares, Inc.	11,437	758,845
Towne Bank/Portsmouth VA	30,473	1,053,452
WSFS Financial Corp.	21,662	1,168,232
		16,751,330

Health Care - 14.6%
Ascendis Pharma AS - ADR (a)	6,082	1,209,162
Biohaven Ltd. (a)	23,259	349,118
BrightSpring Health Services, Inc. (a)	12,413	366,928
Bruker Corp.	30,776	999,912
Cytokinetics, Inc. (a)	18,207	1,000,657
Encompass Health Corp.	16,449	2,089,352
HealthEquity, Inc. (a)	15,358	1,455,478
Insmed, Inc. (a)	6,424	925,120
Kestra Medical Technologies Ltd. (a)	40,475	961,686
LifeStance Health Group, Inc. (a)	100,552	553,036
Neurocrine Biosciences, Inc. (a)	9,154	1,285,038
OrthoPediatrics Corp. (a)	41,890	776,222
Phreesia, Inc. (a)	45,103	1,060,823
SI-BONE, Inc. (a)	35,909	528,580
Vaxcyte, Inc. (a)	18,631	671,089
		14,232,201

Industrials - 18.2%
Applied Industrial Technologies, Inc.	6,426	1,677,507
Enerpac Tool Group Corp.	30,432	1,247,712
EnPro, Inc.	7,719	1,744,494
Generac Holdings, Inc. (a)	6,507	1,089,272
Kadant, Inc.	3,637	1,082,298
OPENLANE, Inc. (a)	47,124	1,356,229
Sensata Technologies Holding PLC	34,454	1,052,570
SiteOne Landscape Supply, Inc. (a)	8,528	1,098,406
SPX Technologies, Inc. (a)	7,881	1,472,013
StandardAero, Inc. (a)	44,961	1,226,986
Tennant Co.	15,681	1,271,102
Valmont Industries, Inc.	4,243	1,645,138
Zurn Elkay Water Solutions Corp.	36,919	1,736,301
		17,700,028

Information Technology - 15.1%
Confluent, Inc. - Class A (a)	49,205	974,259
CTS Corp.	28,775	1,149,274
Dynatrace, Inc. (a)	16,429	795,985
Entegris, Inc.	7,537	696,871
Littelfuse, Inc.	1,516	392,659
NCR Voyix Corp. (a)	70,524	885,076
Novanta, Inc. (a)	10,043	1,005,806
Onestream, Inc. - Class A (a)	76,566	1,411,111
OSI Systems, Inc. (a)	7,194	1,793,033
Power Integrations, Inc.	20,915	840,992
SailPoint, Inc. (a)	15,883	350,697
SiTime Corp. (a)	5,052	1,522,218
Universal Display Corp.	10,023	1,439,604
Vertex, Inc. - Class A (a)	58,541	1,451,231
		14,708,816

Materials - 5.2%
Ecovyst, Inc. (a)	165,175	1,446,933
HB Fuller Co.	14,347	850,490
Ingevity Corp. (a)	32,534	1,795,551
James Hardie Industries PLC (a)	52,337	1,005,394
		5,098,368

Real Estate - 2.5%
Cushman & Wakefield PLC (a)	81,739	1,301,285
FirstService Corp.	5,759	1,097,032
		2,398,317

Utilities - 2.1%
Talen Energy Corp. (a)	4,783	2,034,593
TOTAL COMMON STOCKS (Cost $74,211,084)		88,346,229

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.3%	Shares	Value
Real Estate - 3.3%
Curbline Properties Corp.	48,013	1,070,690
EastGroup Properties, Inc.	6,992	1,183,466
Essential Properties Realty Trust, Inc.	33,443	995,264
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,962,296)		3,249,420

CONTINGENT VALUE RIGHTS - 0.0%(b)	Shares	Value
Health Care - 0.0%(b)
Sanofi SA (Acquired in July 2025) (a)(c)	12,277	0
TOTAL RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 5.3%	Shares	Value
Money Market Funds - 5.3% First American Government Obligations Fund - Class Z, 4.01%(d)	5,117,761	5,117,761
TOTAL SHORT-TERM INVESTMENTS (Cost $5,117,761)		5,117,761

TOTAL INVESTMENTS - 99.4% (Cost $82,291,141)		96,713,410
Other Assets in Excess of Liabilities - 0.6%		537,295
TOTAL NET ASSETS - 100.0%		$97,250,705
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Sustainable Small-Cap Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$88,346,229	$–	$–	$88,346,229
Real Estate Investment Trusts - Common	3,249,420	–	–	3,249,420
Contingent Value Rights	–	–	0	0
Money Market Funds	5,117,761	–	–	5,117,761
Total Investments	$96,713,410	$–	$0	$96,713,410

Refer to the Schedule of Investments for further disaggregation of investment categories.